Related party transaction (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounts receivable - related party total	$ 1,138,498	$ 1,013,135
Beijing DongfangPuzhong Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total	$ 42,376	358,561
Beijing DongfangHenghui Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total	$ 635,638	654,574
Beijing Ruqi Consulting Center (Limited Partnership) [Member]
Relationship	Owned by Mr.Zhe Ji, shareholder of Puhui Beijing
Accounts receivable - related party total	$ 353,132
Beijing Rusan Consulting Center (Limited Partnership) [Member]
Relationship	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing
Accounts receivable - related party total	$ 107,352